UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06660

Name of Fund: BlackRock MuniYield Quality Fund, Inc. (MQY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 2.4%
County of Jefferson Alabama, RB, Series A, 4.75%, 1/01/25	$3,000	$2,463,810
University of Alabama, RB, Series A (NPFGC), 5.00%, 7/01/34	7,125	7,124,715

		9,588,525

Alaska — 1.3%
Alaska Housing Finance Corp., RB, General Housing, Series B (NPFGC), 5.25%, 12/01/30	600	592,674
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/32	4,425	4,679,924

		5,272,598

Arizona — 0.6%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,850	1,747,843
5.25%, 10/01/28	800	768,784

		2,516,627

California — 18.6%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.52%, 10/01/25 (a)	4,150	3,198,903
Arcadia Unified School District California, GO, CAB, Election of 2006, Series A (AGM), 5.31%, 8/01/39 (b)	2,200	306,218
Cabrillo Community College District California, GO, CAB, Election of 2004, Series B (NPFGC) (b):
5.18%, 8/01/37	3,250	504,563
4.87%, 8/01/38	7,405	1,069,652
California Health Facilities Financing Authority, Refunding RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	775	761,120

Municipal Bonds	Par (000)	Value

California (continued)
California Health Facilities Financing Authority, Refunding RB:
Sutter Health, Series B, 5.88%, 8/15/31 (c)	$1,500	$1,486,710
California State University, RB, Systemwide, Series A (NPFGC), 5.00%, 11/01/35	2,130	1,920,280
Carlsbad Unified School District, GO, Election of 2006, Series B, 6.09%, 5/01/34 (a)	5,000	2,746,150
Chino Valley Unified School District, GO, Election of 2002, Series C (NPFGC), 5.25%, 8/01/30	1,200	1,184,148
City of San Jose California, Refunding RB, Series A, AMT (AMBAC), 5.50%, 3/01/32	5,100	4,688,430
Coast Community College District California, GO, Refunding, CAB, Election of 2002, Series C (AGM), 5.53%, 8/01/13 (a)	2,800	2,160,564
El Monte Union High School District California, GO, Election of 2002, Series C (AGM), 5.25%, 6/01/28	6,110	6,000,448
Fresno Unified School District California, GO, Election of 2001, Series E (AGM), 5.00%, 8/01/30	1,230	1,152,805
Grossmont-Cuyamaca Community College District California, GO, Refunding, CAB, Election of 2002, Series C (AGC), 5.80%, 8/01/30 (b)	10,030	2,626,957
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 7.43%, 8/01/34 (a)	4,125	1,948,568
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	2,500	2,365,925
Los Angeles Municipal Improvement Corp., RB, Series B1 (NPFGC), 4.75%, 8/01/37	3,210	2,718,324

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GAN	Grant Anticipation Notes
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2011	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC):
5.00%, 10/01/29	$4,000	$3,877,000
5.00%, 10/01/36	2,275	2,239,283
Mount Diablo Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/27	1,750	1,661,555
Orange County Sanitation District, COP, Series B (AGM):
5.00%, 2/01/30	3,500	3,491,495
5.00%, 2/01/31	1,200	1,189,524
Port of Oakland, RB, Series K, AMT (NPFGC), 5.75%, 11/01/29	2,405	2,285,736
Poway Redevelopment Agency California, Tax Allocation Bonds, Refunding, Paguay Redevelopment Project (AMBAC), 5.13%, 6/15/33	2,000	1,633,340
Sacramento Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	2,500	2,374,750
San Bernardino Community College District California, GO, CAB, Election of 2008, Series B, 6.52%, 8/01/34 (a)	10,000	5,556,800
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/38	3,000	2,825,490
San Jose Unified School District Santa Clara County California, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/29	2,825	2,764,940
San Mateo County Community College District, GO, Election of 2001, Series A (NPFGC), 5.00%, 9/01/26	2,725	2,724,891
State of California, GO:
5.13%, 6/01/27	30	28,858
5.50%, 4/01/28	5	4,972
Ventura County Community College District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/30	3,150	2,991,933
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 6.55%, 8/01/36 (b)	15,000	2,448,450

		74,938,782

Colorado — 1.5%
Colorado Health Facilities Authority, RB, Covenant Retirement Communities, Series A (Radian):
5.50%, 12/01/27	1,600	1,396,096
5.50%, 12/01/33	900	757,908
E-470 Public Highway Authority Colorado, Refunding RB, CAB, Series B (NPFGC), 5.56%, 9/01/29 (b)	9,000	2,254,320
Regional Transportation District, COP, Series A, 5.38%, 6/01/31	1,885	1,838,214

		6,246,538

Florida — 8.5%
City of Tallahassee Florida, RB (NPFGC), 5.00%, 10/01/32	2,700	2,539,863
County of Duval Florida, COP, Master Lease Program (AGM), 5.00%, 7/01/33	4,050	3,698,298

Municipal Bonds	Par (000)	Value

Florida (concluded)
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B, 6.38%, 7/01/28	$3,300	$3,572,844
County of Miami-Dade Florida, RB, Water & Sewer System (AGM), 5.00%, 10/01/39	4,000	3,745,640
County of Miami-Dade Florida, Refunding RB, Miami International Airport, AMT (AGC), 5.00%, 10/01/40	8,200	7,069,220
County of Orange Florida, Refunding RB, Series B (NPFGC), 5.13%, 1/01/32	2,200	2,129,974
Florida State Department of Environmental Protection, RB, Series B (NPFGC), 5.00%, 7/01/27	2,545	2,511,253
Highlands County Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,250	1,274,650
Orange County School Board, COP, Series A (NPFGC), 5.00%, 8/01/31	5,000	4,689,050
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	375	367,429
South Florida Water Management District, COP (AGC), 5.00%, 10/01/22	2,700	2,751,138

		34,349,359

Georgia — 1.0%
Augusta-Richmond County Georgia, RB (AGM), 5.25%, 10/01/39	2,820	2,824,428
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	1,125	1,049,681

		3,874,109

Illinois — 22.6%
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	2,000	1,972,820
Chicago Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	750	721,920
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT:
(AGM), 5.75%, 1/01/23	3,400	3,447,090
(AGM), 5.75%, 1/01/24	4,000	4,064,040
(Syncora), 6.00%, 1/01/29	3,300	3,309,405
City of Chicago Illinois, GO, CAB, City Colleges (NPFGC), 5.90%, 1/01/31 (b)	13,000	3,308,630
City of Chicago Illinois, RB, Series A (AGC), 5.00%, 1/01/38	4,000	3,678,560
City of Chicago Illinois, Refunding ARB, General, Third Lien, Series A-2, AMT (AGM), 5.75%, 1/01/21	2,665	2,728,667
City of Chicago Illinois, Refunding RB, General Airport, Third Lien, Series A, AMT (NPFGC):
5.75%, 1/01/21	13,665	13,735,648
5.38%, 1/01/32	10,000	8,996,600

2	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
County of Cook Illinois, GO, Capital Improvement, Series C (AMBAC), 5.50%, 11/15/12 (d)	$5,080	$5,520,791
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	28,525	28,614,854
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC), 5.82%, 6/15/30 (b)	15,000	4,184,400
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM) (b):
5.83%, 6/15/27	1,750	622,895
6.25%, 6/15/44	4,625	470,039
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	900	858,906
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 6/01/33	3,200	3,276,928
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,700	1,591,353

		91,103,546

Indiana — 3.1%
Indiana Municipal Power Agency, RB:
Series A (NPFGC), 5.00%, 1/01/37	2,750	2,522,135
Series B, 5.75%, 1/01/34	550	552,013
Indianapolis Local Public Improvement Bond Bank, Refunding RB:
Airport Authority Project, Series B, AMT (NPFGC), 5.25%, 1/01/28	2,370	2,204,005
Airport Authority Project, Series B, AMT (NPFGC), 5.25%, 1/01/30	5,055	4,586,907
Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,450	2,511,471

		12,376,531

Iowa — 1.9%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	7,700	7,610,911

Louisiana — 0.5%
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,800	1,914,174

Maryland — 0.3%
Maryland Community Development Administration, Refunding RB, Residential, Series A, AMT, 5.75%, 9/01/39	1,155	1,198,775

Massachusetts — 2.9%
Massachusetts HFA, RB, AMT (AGM):
Rental Mortgage, Series C, 5.60%, 1/01/45	4,000	3,875,920
S/F Housing, Series 128, 4.80%, 12/01/27 (e)	2,200	2,042,216
Massachusetts HFA, Refunding RB, Series C, AMT:
5.00%, 12/01/30	3,000	2,745,540
5.35%, 12/01/42	1,525	1,368,962

Municipal Bonds	Par (000)	Value

Massachusetts (concluded)
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	$1,800	$1,800,000

		11,832,638

Michigan — 9.3%
City of Detroit Michigan, RB, System, Second Lien, Series B (NPFGC), 5.00%, 7/01/36	3,150	2,701,535
City of Detroit Michigan, Refunding RB:
Second Lien, Series E (BHAC), 5.75%, 7/01/31	8,300	8,334,279
Series D (NPFGC), 5.00%, 7/01/28	6,000	5,386,740
Series D (NPFGC), 5.00%, 7/01/33	1,000	866,510
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	575	527,568
Michigan Higher Education Student Loan Authority, Refunding RB, Student Loan, Series XVII-G, AMT (AMBAC), 5.20%, 9/01/20	2,140	2,140,642
Michigan State HDA, RB, Series C, AMT, 5.50%, 12/01/28	1,455	1,378,918
Michigan Strategic Fund, RB, Detroit Edison Co. Project, Series C, AMT (Syncora), 5.45%, 12/15/32	5,800	5,348,876
Michigan Strategic Fund, Refunding RB, AMT (Syncora), Detroit Edison Co.:
Pollution, Series C, 5.65%, 9/01/29	1,935	1,891,385
Project, Series A, 5.50%, 6/01/30	1,700	1,616,411
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	3,510	3,908,420
State of Michigan, RB, GAN (AGM), 5.25%, 9/15/26	3,350	3,385,242

		37,486,526

Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	2,700	2,834,055

Nevada — 8.6%
City of Carson City Nevada, RB, Carson- Tahoe Hospital Project, Series A (Radian), 5.50%, 9/01/33	4,100	3,626,573
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,150	1,200,381
County of Clark Nevada, RB (NPFGC):
Southwest Gas Corp. Project, Series D, AMT, 5.25%, 3/01/38	10,400	9,203,688
Subordinate Lien, Series A-2, 5.00%, 7/01/30	2,000	1,810,620
Subordinate Lien, Series A-2, 5.00%, 7/01/36	19,100	16,872,940
Las Vegas Valley Water District, GO, Refunding, Series A (NPFGC), 5.00%, 6/01/24	2,050	2,082,554

		34,796,756

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2011	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 7.8%
New Jersey EDA, RB:
Cigarette Tax (Radian), 5.75%, 6/15/29	$710	$635,130
Cigarette Tax (Radian), 5.50%, 6/15/31	1,285	1,130,646
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/31	20,065	20,063,997
School Facilities Construction, Series O, 5.13%, 3/01/30	7,500	7,360,950
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (NPFGC), 5.75%, 6/15/25	2,000	2,108,180

		31,298,903

North Carolina — 0.5%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	2,300	1,870,199

Ohio — 0.3%
Ohio Higher Educational Facility Commission, Refunding RB, Summa Health System, 2010 Project (AGC), 5.25%, 11/15/40	1,400	1,277,108

Pennsylvania — 1.0%
Pennsylvania HFA, Refunding RB, AMT:
S/F, Series 73A, 5.45%, 10/01/32	2,120	2,072,406
Series 99A, 5.25%, 10/01/32	2,000	1,905,380

		3,977,786

Puerto Rico — 2.4%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	4,700	4,812,894
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.73%, 8/01/41 (b)	28,000	3,647,840
First Sub-Series C, 6.00%, 8/01/39	1,050	1,047,154

		9,507,888

South Carolina — 0.6%
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	2,500	2,387,800

Texas — 12.8%
Bell County Health Facility Development Corp. Texas, RB, Lutheran General Health Care System, 6.50%, 7/01/19 (f)	1,000	1,208,690
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	2,850	3,079,339
Comal ISD, GO, School Building (PSF- GTD), 5.00%, 2/01/36	2,500	2,516,475
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, Joint Series A, AMT (NPFGC):
5.88%, 11/01/17	1,835	1,889,903
5.88%, 11/01/18	2,145	2,209,178
5.88%, 11/01/19	2,385	2,423,160

Municipal Bonds	Par (000)	Value

Texas (concluded)
Lewisville ISD Texas, GO, Refunding, CAB, School Building (NPFGC), 4.67%, 8/15/24 (b)	$4,150	$2,075,208
Lone Star College System, GO, 5.00%, 8/15/33	4,800	4,808,880
Mansfield ISD Texas, GO, School Building (PSF-GTD), 5.00%, 2/15/33	2,300	2,321,413
North Texas Tollway Authority, Refunding RB, First Tier:
CAB, System (AGC), 5.73%, 1/01/31 (b)	7,950	2,227,988
Series A, 6.00%, 1/01/28	3,380	3,491,472
System (NPFGC), 5.75%, 1/01/40	12,300	11,559,294
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC):
5.75%, 8/15/38	7,200	6,641,064
5.00%, 8/15/42	6,045	5,133,414

		51,585,478

Utah — 4.2%
City of Salt Lake City Utah, Refunding RB, IHC Hospitals Inc. (NPFGC), 6.30%, 2/15/15 (f)	15,000	16,962,750

Vermont — 0.4%
Vermont HFA, Refunding RB, Multiple Purpose, Series C, AMT (AGM), 5.50%, 11/01/38 (e)	1,730	1,670,211

Virginia — 1.7%
Roanoke Economic Development Authority, Refunding RB, Carilion Health System, Series B (AGM), 5.00%, 7/01/38	5,250	4,824,750
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.35%, 7/01/31	2,125	2,127,040

		6,951,790

Washington — 1.7%
City of Tacoma Washington, RB (NPFGC), 5.00%, 12/01/32	5,100	4,954,446
Washington Health Care Facilities Authority, RB, Providence Health & Services, Series A:
5.00%, 10/01/39	1,525	1,349,579
5.25%, 10/01/39	850	781,652

		7,085,677

Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,850	1,657,545

Total Municipal Bonds – 117.6%		474,173,585

4	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value

California — 11.4%
Anaheim Public Financing Authority California, RB, Electric System Distribution Facilities, Series A (AGM), 5.00%, 10/01/31	$1,244	$1,170,883
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	7,000	6,583,920
Golden State Tobacco Securitization Corp., RB, Enhanced Asset-Backed, Series B (CIFG), 5.63%, 6/01/13 (d)	10,000	11,010,800
Los Angeles Community College District California, GO, Series A:
Election of 2001 (NPFGC), 5.00%, 8/01/32	6,120	5,751,576
Election of 2008, 6.00%, 8/01/33	2,639	2,791,646
Orange County Sanitation District, COP (NPFGC), 5.00%, 2/01/33	2,749	2,670,789
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	509	511,272
San Diego County Water Authority, COP, Refunding:
Series 2002-A (NPFGC), 5.00%, 5/01/32	9,003	8,682,835
Series 2008-A (AGM), 5.00%, 5/01/33	5,170	4,994,530
Tamalpais Union High School District California, GO, Election of 2001 (AGM), 5.00%, 8/01/28	1,950	1,902,342

		46,070,593

Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	1,220	1,191,360

District of Columbia — 0.4%
District of Columbia, RB, Series A, 5.50%, 12/01/30	1,320	1,382,885

Florida — 9.9%
City of Tallahassee Florida, RB (NPFGC), 5.00%, 10/01/37	6,000	5,678,640
County of Miami-Dade Florida, RB, Water & Sewer System (AGM), 5.00%, 10/01/39	8,728	8,173,087
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	6,300	6,167,322
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	2,399	2,357,364
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	4,310	4,436,240
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/27	11,350	10,993,156
Orange County School Board, COP, Series A (NPFGC), 5.00%, 8/01/30	2,000	1,892,740

		39,698,549

Georgia — 3.6%
Augusta-Richmond County Georgia, RB (AGM), 5.25%, 10/01/34	5,000	5,016,150

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value

Georgia (concluded)
City of Atlanta Georgia, RB, General, Subordinate Lien, Series C (AGM), 5.00%, 1/01/33	$10,000	$9,538,600

		14,554,750

Hawaii — 1.5%
Honolulu City & County Board of Water Supply, RB, Series A (NPFGC), 5.00%, 7/01/33	6,000	5,947,860

Illinois — 3.9%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	14,429	13,908,106
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	2,000	1,959,653

		15,867,759

Massachusetts — 4.1%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	16,500	16,512,446

Nevada — 1.9%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39	5,007	5,209,579
Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	2,429	2,568,385

		7,777,964

New Hampshire — 2.5%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth- Hitchcock Obligation (AGM), 5.50%, 8/01/27	10,000	10,018,500

New York — 5.6%
Erie County Industrial Development Agency, RB, City School District of Buffalo Project, Series A (AGM), 5.75%, 5/01/28	2,007	2,108,271
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	3,509	3,660,750
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,545	1,620,427
New York State Thruway Authority, RB, Series G (AGM), 5.00%, 1/01/32	14,200	13,751,848
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	1,500	1,509,405

		22,650,701

North Carolina — 0.5%
North Carolina HFA, RB, Series 31-A, AMT, 5.25%, 7/01/38	2,369	2,182,002

Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	780	765,024

South Carolina — 1.2%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	4,695	4,849,794

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2011	5

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value

Texas — 2.7%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	$5,900	$5,982,394
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD), 5.00%, 2/15/32	4,750	4,801,680

		10,784,074

Virginia — 0.1%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	450	449,042

Washington — 0.6%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	2,504	2,487,888

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 50.4%		203,191,191

Total Long-Term Investments (Cost – $708,281,462) – 168.0%		677,364,776

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.15% (h)(i)	5,809,451	5,809,451

Total Short-Term Securities (Cost – $5,809,451) – 1.5%		5,809,451

Total Investments (Cost – $714,090,913*) – 169.5%		683,174,227
Other Assets Less Liabilities – 1.0%		4,263,435
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (26.7)%		(107,683,160)
Preferred Shares, at Redemption Value – (43.8) %		(176,637,619)

Net Assets Applicable to Common Shares – 100.0%		$403,116,883

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$606,998,897

Gross unrealized appreciation	$7,397,356
Gross unrealized depreciation	(38,811,812)

Net unrealized depreciation	$(31,414,456)

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Morgan Stanley & Co.	$1,486,710	$12,165

(d)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Security is collateralized by Municipal or US Treasury obligations.

(g)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2010	Net Activity	Shares Held at January 31, 2011	Income

FFI Institutional Tax-Exempt Fund	8,066,496	(2,257,045)	5,809,451	$ 11,079

(i)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$677,364,776	—	$677,364,776
Short-Term Securities	$5,809,451	—	—	5,809,451

Total	$5,809,451	$677,364,776	—	$683,174,227

[1]	See above Schedule of Investments for values in each state or political subdivision.

6	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: March 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: March 25, 2011